GENERAL	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

a.Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio comprises a cloud based satellite network platform, very small aperture terminals ("VSATs"), amplifiers, high-speed modems, on-the-move antennas and high power solid-state power amplifiers ("SSPAs") and block up converters (“BUCs”). The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, in-flight connectivity, maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and also other networks that it installs, mainly based on Build Operate Transfer (“BOT”) contracts. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

The Company operates in three business segments consisting of Fixed Networks, Mobility Solutions and Terrestrial Infrastructure Projects. Refer to Note 12 for additional information.

b.The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.The ongoing COVID-19 pandemic continues to have an adverse impact on the industry and the markets in which the Company operates. The Coronavirus outbreak has significantly impacted the travel and aviation markets in which the Company's significant IFC customers operate and has resulted in a slowdown of its business with some of these customers. The Company has also experienced postponed and delayed orders in certain of its other businesses. Further, the guidance of social distancing and the requirements to work from home in various territories including a second lockdown currently imposed in Israel, in addition to greatly reduced travel globally, has resulted in a substantial curtailment of business activities, which has affected and is likely to continue to affect the Company's ability to conduct fieldwork as well as deliver products and services in the areas where restrictions are implemented by the local government. As a result, during the six months period ended June 30, 2020, the Company experienced a significant reduction in business and recorded a loss for the period.

In order to mitigate the impact of the decline in business as a result of the pandemic, the Company has implemented measures to reduce its expenses, including a reduction in its headcount and reducing employees’ scope of work on a global basis as well as other cost savings measures. This public health threat is likely to continue to impact the Company’s ability to generate revenues due to reduced end-market demand from governments, enterprises and consumers and the Company's ability to conduct fieldwork, potentially leading to order delays and cancellations. In addition, certain of the Company's sales and support teams are unable to travel or meet with customers and the threat has caused operating, manufacturing, supply chain and project development delays and disruptions, labor shortages, travel and shipping disruptions and shutdowns (including as a result of government regulation and prevention measures). Because the outbreak may also result in uncertainties in relation to the assumptions and estimations associated with the measurement of various assets and liabilities in the financial statements that the Company may not have previously recognized or disclosed, the occurrence of the outbreak has added additional risks of which the financial effect cannot be reasonably estimated at this stage.

F - 9

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 1:-GENERAL (Cont.)

d.On January 29, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Comtech Telecommunications Corp., a Delaware corporation (“Comtech”), and Convoy Ltd., a company organized under the laws of the State of Israel and a wholly-owned subsidiary of Comtech (“Merger Sub”), pursuant to which, among other things, Comtech will acquire the Company by way of the merger of Merger Sub with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Comtech. The Merger is structured as a statutory merger pursuant to Sections 314-327 of the Companies Law, 5759-1999, of the State of Israel. Pursuant to the terms and subject to the conditions of the Merger Agreement each ordinary share, nominal value NIS 0.20, of the Company (the “Gilat Shares”), issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) will be cancelled and extinguished and automatically converted into the right to receive (the “Merger Consideration”) of a combination of (A) $7.18 in cash, without interest, plus (B) 0.08425 of a validly issued, fully paid and nonassessable share of the common stock of Comtech, par value $0.10 per share (the “Comtech Common Stock”), with cash payable in lieu of fractional shares of Comtech Common Stock, implying a total consideration of approximately $10.25 per Gilat Share on the date we entered into the Merger Agreement.

The Merger is subject to customary closing conditions of transactions between public United States and Israeli companies including approval of the Merger by the relevant authorities of the Russian Federation.

On July 8, 2020, Comtech, filed a complaint against the Company in the Delaware Court of Chancery seeking declaratory judgments that certain actions, if taken by the Company in connection with Russia regulatory approval of the merger with Comtech would breach the Company’s obligations under the Merger Agreement. On July 11, 2020, Comtech amended the complaint seeking an additional declaratory judgment that the Company has suffered a Material Adverse Effect, as defined in the Merger Agreement, as a result of the COVID-19 pandemic. As a consequence, Comtech contends that it is not required to consummate the merger. Gilat strongly rejects all such allegations, and on July 21, 2020, the Company filed a complaint against Comtech in the Delaware Court of Chancery, seeking a Court order requiring Comtech to specifically perform its obligations under the Merger Agreement, including using its reasonable best efforts to obtain regulatory approval as soon as practicable (as well as seeking all other relief deemed proper, including damages). The complaint also seeks a declaratory judgment that, if Russian regulatory approval is not obtained by the termination date of the Merger Agreement, satisfaction of the Russian regulatory condition be excused and a declaratory judgment that the Company has not suffered a Material Adverse Effect. Trial is scheduled for early October 2020.